Unaudited Condensed Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Non-current assets:
Property, plant and equipment	$ 8,748	$ 8,858
Intangible assets	24,618	16,696
Deposits and other receivables	449	401
Other non-current financial assets	349	335
Total non-current assets	34,164	26,290
Current assets:
Inventories	5,801	6,664
Trade receivables	14,084	8,390
Contract assets	1,028	1,587
Prepaid expenses	1,226	901
Other receivables	4,367	2,253
Research tax credit receivable	3,287	3,132
Short-term deposits	14,900	0
Cash and cash equivalents	10,385	14,098
Total current assets	55,078	37,025
Total assets	89,242	63,315
Equity:
Issued capital euro 0.02 nominal value, 121,248,638 ordinary shares, issued and outstanding at September 30, 2020 (95,587,146 at December 31, 2019)	2,962	2,403
Share premium	262,641	233,720
Other capital reserves	41,012	43,656
Accumulated deficit	(351,948)	(308,733)
Other components of equity	(750)	(607)
Total equity	(46,083)	(29,561)
Non-current liabilities:
Government grant advances and loans	11,148	6,150
Venture debt	3,469	7,071
Convertible debt	34,984	23,342
Convertible debt embedded derivative	18,506	0
Lease liabilities	3,978	3,204
Trade payables	1,050	1,139
Provisions	1,885	1,905
Deferred tax liabilities	18	429
Contract liabilities	4,341	11,572
Total non-current liabilities	79,379	54,812
Current liabilities:
Trade payables	17,204	8,834
Interest-bearing financing of receivables	14,449	4,068
Venture debt	5,694	5,109
Convertible debt	0	7,329
Lease liabilities	806	900
Government grant advances and loans	3,026	1,472
Contract liabilities	8,018	5,812
Other current liabilities and provisions	6,749	4,540
Total current liabilities	55,946	38,064
Total equity and liabilities	$ 89,242	$ 63,315